UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5161

DREYFUS NEW YORK TAX EXEMPT INTERMEDIATE BOND FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	5/31
Date of reporting period:	8/31/04

FORM N-Q
Item 1. Schedule of Investments.
soi
Dreyfus New York Tax Exempt Intermediate Bond Fund
Statement of Investments	August 31, 2004 (Unaudited)

	Principal
Long-Term Municipal Investments--99.0%	Amount ($)	Value ($)

New York--93.3%

Battery Park City Authority, Senior Revenue:
5.25%, 11/1/2015	4,350,000	4,886,094
5.25%, 11/1/2016	5,000,000	5,591,400

Buffalo:
5%, 12/1/2012 (Insured; FGIC)	1,800,000	1,984,932
5.125%, 12/1/2014 (Insured; FGIC)	2,820,000	3,126,647

Buffalo Fiscal Stability Authority,
Sales Tax and State Aid
5.25%, 8/15/2010 (Insured; MBIA)	2,410,000	2,720,938

Cattaraugus County Industrial Development Agency,
Civic Facility Revenue
(Saint Bonaventure University Project):
5%, Series A, 9/15/2009	745,000	791,041
5%, Series B, 9/15/2009	1,055,000	1,120,199
5%, Series A, 9/15/2010	740,000	778,591
5%, Series B, 9/15/2010	1,110,000	1,167,886
5%, Series A, 9/15/2011	825,000	859,213
5%, Series B, 9/15/2011	1,160,000	1,208,105
5%, 9/15/2012	1,225,000	1,266,552

Dutchess County Industrial Development
Agency, IDR (IBM Project)
5.45%, 12/1/2009	5,000,000	5,502,150

Erie County, Public Improvement
5.25%, 4/1/2018 (Insured; MBIA)	2,000,000	2,218,340

Grand Central District Management
Association, Inc. (Capital Improvement-
Business Improvement)
4%, 1/1/2008	1,100,000	1,153,328

Hempstead Town Industrial
Development Agency:
Civil Facility Revenue (Hofstra University
Civic Facility)
5.25%, 7/1/2018	1,730,000	1,854,231
RRR (American Ref Fuel Project)
5%, 12/1/2010	5,000,000	5,319,750

soi
Huntington Housing Authority,
Senior Housing Facility Revenue
(Gurwin Jewish Senior Residences)
5.50%, 5/1/2009	1,790,000		1,820,305

Long Island Power Authority,
Electric System General Revenue:
5%, 6/1/2006	1,135,000		1,192,056
5.50%, 12/1/2011 (Insured; AMBAC)	5,000,000		5,729,200
5.25%, 12/1/2014	2,640,000		2,916,514

Metropolitan Transportation Authority:
Dedicated Tax Fund
5%, 11/15/2009 (Insured; FSA)	1,400,000		1,549,814
Transit Revenue:
5.125%, 7/1/2014 (Insured; FSA)
(Prerefunded 1/1/2012)	1,830,000	a	2,057,927
5.125%, 7/1/2014 (Insured; FSA)
(Prerefunded 7/1/2012)	3,820,000	a	4,313,086

Nassau County, General Improvement:
5.10%, 11/1/2011 (Insured; AMBAC)	3,725,000		4,092,620
5.75%, 3/1/2013 (Insured; FSA)	4,955,000		5,615,650

Nassau County Health Care Corp.,
Health System Revenue
6%, 8/1/2012 (Insured; FSA)	4,000,000		4,592,880

Nassau County Interim Finance Authority
(Sales Tax Secured)
5%, 11/15/2017 (Insured; AMBAC)	1,500,000		1,631,955

New York City:
5%, 8/1/2007	5,000,000		5,380,550
5.25%, 8/1/2008	3,645,000		3,994,300
5.25%, 6/1/2011	3,660,000		4,044,922
5.25%, 8/1/2017	2,295,000		2,487,757
5.25%, 10/15/2019	5,000,000		5,341,450

New York City Health and Hospital Corp.,
Health System Revenue
5.25%, 2/15/2017	1,550,000		1,596,128

New York City Industrial Development Agency,
Civic Facility Revenue:
(College of Aeronautics Project):
5.10%, 5/1/2008	500,000		530,325
5.25%, 5/1/2010	555,000		590,464
5.30%, 5/1/2011	585,000		617,590
(United Jewish Appeal Federation Project):
5%, 7/1/2012	1,460,000		1,619,928
5.25%, 7/1/2015	1,640,000		1,844,262
5.25%, 7/1/2016	1,780,000		1,992,354

soi
New York City Municipal Water Finance
Authority, Water and Sewer System Revenue
5.375%, 6/15/2016	1,500,000		1,660,560

New York City Transit Authority,
Metropolitan Transportation Authority,
Triborough Bridge and Tunnel Authority, COP
5.625%, 1/1/2013 (Insured; AMBAC)	2,675,000		3,029,384

New York City Transitional Finance Authority, Revenue:
5.25%, 11/1/2011 (Insured; MBIA)	2,260,000		2,554,659
9.098%, 5/1/2012	2,000,000	b	2,450,040
(Future Tax Secured):
5.25%, 8/1/2011	2,000,000		2,256,100
5.25%, 11/15/2013	3,000,000		3,318,720
5.75%, 2/15/2014 (Prerefunded 2/15/2010)	2,115,000	a	2,446,780
5.75%, 2/15/2014	2,885,000		3,290,054
5%, 11/15/2015 (Insured; FGIC)	4,000,000		4,300,480

New York State 5%, 4/15/2009	4,000,000		4,397,160

New York State Dormitory Authority, Revenue:
(Carmel Richmond Nursing Home)
5%, 7/1/2015 (LOC; Allied Irish Bank PLC)	2,000,000		2,093,180
(City University):
5.75%, 7/1/2009 (Insured; FGIC)	8,085,000		9,177,364
5.75%, 7/1/2013 (Insured; AMBAC)	3,000,000		3,505,200
5.75%, 7/1/2016 (Insured; FGIC)	2,000,000		2,265,340
(Columbia University)
5.375%, 7/1/2013	1,000,000		1,135,510
(Department of Health):
6%, 7/1/2005	2,500,000		2,588,400
6%, 7/1/2006	2,350,000		2,518,519
(FFT Senior Communities Inc.)
5.70%, 5/13/2005 (LOC; KBC Bank, N.V.)	2,100,000		2,152,206
(FIT Student Housing Corp.)
5.25%, 7/1/2016 (Insured; FGIC)	3,755,000		4,225,990
Hospital Insured Mortgage
5%, 8/15/2009 (Insured; FSA)	4,000,000		4,400,200
Lease (Court Facilities - Westchester County)
5%, 8/1/2010	5,570,000		6,090,127
(Manhattan College):
5.50%, 7/1/2012	1,450,000		1,639,573
5.50%, 7/1/2013	2,605,000		2,920,231
(Mental Health Facilities Improvement)
5.25%, 2/15/2018	2,750,000		2,992,385
(Mental Health Services Facilities):
6%, 8/15/2006	10,000		10,818
6%, 8/15/2006	3,310,000		3,562,719
(Municipal Health Facilities Improvement Program)
5.50%, 1/15/2013	1,350,000		1,518,426
(New York Methodist Hospital):
5.25%, 7/1/2018	750,000		794,557
5.25%, 7/1/2019	1,395,000		1,471,069

soi
(New York University)
5%, 7/1/2009 (Insured; MBIA)	3,070,000	3,395,911
(North Shore Long Island Jewish Group)
5%, 5/1/2018	2,630,000	2,710,978
(NYSARC Inc.)
5%, 7/1/2012 (Insured; FSA)	1,100,000	1,227,710
(Park Ridge Housing Inc.)
6.125%, 8/1/2015	2,875,000	3,193,406
(Rivington House):
4.50%, 11/1/2006	1,490,000	1,566,750
5.25%, 11/1/2012	1,000,000	1,112,660
(Saint Barnabas)
5.25%, 8/1/2015 (Insured; AMBAC)	2,135,000	2,344,102
(Schools Program):
5.25%, 7/1/2010 (Insured; MBIA)	1,670,000	1,859,378
5.25%, 7/1/2011	1,435,000	1,564,193
Secured Hospital:
(Brookdale Hospital)
5%, 2/15/2010 (Insured; AMBAC)	2,195,000	2,390,092
(Interfaith Medical Center)
5.375%, 2/15/2012 (Insured; MBIA)	3,340,000	3,668,021
(South Nassau Communities Hospital):
5%, 7/1/2008	1,490,000	1,587,073
5.25%, 7/1/2010	1,465,000	1,590,287
State Personal Income Tax
(Education) 5.375%, 3/15/2017	5,000,000	5,556,100
(State Service Contract - Albany County):
5.10%, 4/1/2010	2,310,000	2,511,709
5.25%, 4/1/2011	1,210,000	1,325,458
(State University Educational Facility):
5.25%, 5/15/2009	1,295,000	1,432,710
5.25%, 5/15/2013 (Insured; FGIC)	2,500,000	2,833,775
(Upstate Community Colleges):
5.25%, 7/1/2018	2,000,000	2,160,100
5.125%, 7/1/2019	3,440,000	3,669,689

New York State Environmental Facilities Corp.:
Revenue (Personal Income Tax)
5.375%, 1/1/2015 (Insured; FGIC)	1,000,000	1,122,550
SWDR (Waste Management Inc. Project)
4.45%, 7/1/2009	2,000,000	2,054,140

New York State Housing Finance Agency, Revenue
(Service Contract Obligation)
5.25%, 3/15/2011	3,465,000	3,703,565

New York State Local Government
Assistance Corp.
5.25%, 4/1/2016 (Insured; MBIA)	1,480,000	1,671,379

soi
New York State Power Authority, Revenue
5%, 11/15/2008	1,300,000	1,428,661

New York State Thruway Authority:
(Highway and Bridge Trust Fund):
5.125%, 4/1/2015 (Insured; MBIA)	635,000	658,755
5.75%, 4/1/2016 (Insured; FGIC)	2,000,000	2,268,980
5.25%, 4/1/2018 (Insured; FSA)	3,500,000	3,813,495
Service Contract Revenue
(Local Highway and Bridge):
5.625%, 4/1/2007	3,315,000	3,556,597
5%, 3/15/2008	3,000,000	3,245,490

New York State Urban Development Corp.:
Correctional and Youth Facilities,
Service Contract Revenue
(Empire State Development Corp.)
5%, 1/1/2009	3,000,000	3,245,160
(Onondaga County Convention Project):
6.25%, 1/1/2007	1,725,000	1,851,529
6.25%, 1/1/2008	1,830,000	1,954,147
6.25%, 1/1/2009	1,950,000	2,075,599
6.25%, 1/1/2010	2,065,000	2,190,676
State Personal Income Tax Revenue
(State Facilities and Equipment)
5.25%, 3/15/2011	5,000,000	5,595,700
Subordinated Lien - Corprate Purpose
5.125%, 7/1/2018	4,550,000	4,831,281

Niagara County Industrial Development Agency,
SWDR (American Ref Fuel Co.)
5.625%, 11/15/2014	1,350,000	1,425,640

Niagara Falls, City School District, COP,
High School Facility
5.625%, 6/15/2013 (Insured; MBIA)	2,045,000	2,377,435

Orange County Industrial Development Agency,
Life Care Community Revenue
(The Glen Arden Inc. Project):
5.20%, 1/1/2005	225,000	224,656
5.30%, 1/1/2006	250,000	248,303
5.35%, 1/1/2007	225,000	221,839

Port Authority of New York and New Jersey,
Special Obligation Revenue
(Special Project - JFK International Air Terminal 6)
6.25%, 12/1/2008 (Insured; MBIA)	2,885,000	3,235,297
6.25%, 12/1/2009 (Insured; MBIA)	1,200,000	1,359,276

soi
Rensselaer Industrial Development Agency,
IDR (Albany International Corp.)
7.55%, 6/1/2007 (LOC; Fleet Trust Co.)	2,000,000		2,255,360

Suffolk County Industrial Development Agency,
IDR (Nissequogue Cogen Partners Facility)
4.875%, 1/1/2008	1,605,000		1,663,197

Suffolk County Judicial Facilities Agency,
Service Agreement Revenue
(John P Cohalan Complex)
5%, 4/15/2016 (Insured; AMBAC)	2,720,000		2,937,274

34th Street Partnership Inc.
(Capital Improvement - 34th Street Business Improvement)
5%, 1/1/2018	1,200,000		1,278,576

Tobacco Settlement Financing Corp.,
Asset Backed, Revenue:
5.50%, 6/1/2018	4,775,000		5,219,648
5.50%, 6/1/2021	3,000,000		3,263,430

Triborough Bridge and Tunnel Authority,
Special Obligation
5.125%, 1/1/2015 (Insured; MBIA)
(Prerefunded 1/1/2014)	3,000,000	a	3,381,360

Westchester County Industrial
Development Agency, RRR:
Equity (Westchester Resco Co. Project)
5.50%, 7/1/2009	2,650,000		2,787,747
(Westchester Resco Co. Project)
5.125%, 7/1/2006 (Insured; AMBAC)	1,000,000		1,055,490

Yonkers, GO
5.25%, 12/1/2015 (Insured; AMBAC)	2,110,000		2,310,788

U.S. Related--5.7%

Children's Trust Fund of Puerto Rico,
Tobacco Settlement Revenue Asset Backed Bonds:
5.75%, 7/1/2012 (Prerefunded 7/1/2010)	2,000,000	a	2,302,060
5.75%, 7/1/2013 (Prerefunded 7/1/2010)	3,000,000	a	3,453,090

Commonwealth of Puerto Rico
5.375%, 7/1/2005	175,000		180,777

Puerto Rico Housing Finance Authority
(Capital Fund Program)
5%, 12/1/2013	5,195,000		5,737,670

soi
Puerto Rico Public Buildings Authority,
Revenue (Government Facilities)
4.50%, 7/1/2007	3,000,000	3,176,550

Virgin Islands Water and Power Authority,
Electric System
5.125%, 7/1/2011	4,230,000	4,528,723

Total Investments (cost $322,159,819)	99.0%	339,459,177

Cash and Receivables (Net)	1.0%	3,405,484

Net Assets	100.0%	342,864,661

Notes to Statement of Investments:

a Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the muncipal issue and to retire the bonds in full at the earliest refunding date.
b Inverse Floater Security- the interest rate is subject to change periodically.
c Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS NEW YORK TAX EXEMPT INTERMEDIATE BOND FUND

By:	/s/ Stephen E. Center
Stephen E. Canter
President

Date:	October 14, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Center
Stephen E. Canter
Chief Executive Officer

Date:	October 14, 2004

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	October 14, 2004

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)